Risk Management Activities - Credit Risk (Details) - CAD ($) number in Thousands, $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 13	$ 40
Trade and other receivables	756	$ 933
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,807
Credit risk | Trade and other receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Credit risk | Long-term portion of finance lease receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Maximum exposure to credit risk	$ 191
Credit risk | Risk management assets
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Maximum exposure to credit risk	$ 808
Credit risk | Loans and receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Maximum exposure to credit risk	$ 77
Credit risk | Investment Grade [Member] | Trade and other receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	8600.00%
Credit risk | Investment Grade [Member] | Long-term portion of finance lease receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Credit risk | Investment Grade [Member] | Risk management assets
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	9900.00%
Credit risk | Investment Grade [Member] | Loans and receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Credit risk | Non-Investment Grade [Member] | Trade and other receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	1400.00%
Credit risk | Non-Investment Grade [Member] | Long-term portion of finance lease receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	0.00%
Credit risk | Non-Investment Grade [Member] | Risk management assets
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	100.00%
Credit risk | Non-Investment Grade [Member] | Loans and receivables
Disclosure of credit risk exposure [line items]
Credit risk, allocation percentage	10000.00%
Trade and other receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 731